ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

1.ORGANIZATION AND DESCRIPTION OF BUSINESS

Argo Blockchain PLC (“the company”) is a public company, limited by shares, and incorporated in England and Wales. The registered office is 9th Floor, 16th Great Queen Street, London, England, WC2B 5DG. The company was incorporated on 5 December 2017 as GoSun Blockchain Limited and changed its name to Argo Blockchain Limited on 21 December 2017. Also on 21 December 2017, the company re-registered as a public company, Argo Blockchain plc. Argo Blockchain plc acquired a 100% subsidiary, Argo Innovation Labs Inc. (together “the Group”), incorporated in Canada, on 12 January 2018.

On 4 March 2021 the Group acquired 100% of the common stock of DPN LLC and was merged into new US entity Argo Innovation Facilities (US) Inc (also 100% owned by Argo Blockchain plc)

On 11 May 2021 the Group acquired 100% of the common stock of 9377-2556 Quebec Inc and 9366-5230 Quebec Inc. These are held by Argo Innovation Labs Inc. (Canada).

The principal activity of the group is that of crypto asset mining.

The common shares of the Group are listed under the trading symbol ARB on the London Stock Exchange. The American Depositary Receipt of the Group are listed under the trading symbol ARBK on Nasdaq. The Group bond is listed on the Nasdaq Global Select Market under the trading symbol ARBKL

The financial statements cover the year ended 31 December 2021.